Related Party Transactions - Summary of Balances with Related Parties (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of balances between related parties [line items]
Trade and notes receivables	¥ 521	¥ 642
Trade and bills payables	1,526	1,270
Amounts due from related parties	382	768
Other payables and accruals	213	398
Long-term borrowings (included in borrowings) CEA Holding	50,792	30,745
China Eastern Air Catering Investment Co., Ltd. [member]
Disclosure of balances between related parties [line items]
Trade and notes receivables	17	0
Trade and bills payables	583	266
Amounts due from related parties	55	36
Other Long Term Liabilities Related Party Transactions	64	0
Eastern Aviation Import & Export Co., Ltd. [member]
Disclosure of balances between related parties [line items]
Trade and bills payables	472	363
Amounts due from related parties	134	158
Other payables and accruals	0	37
Shanghai Technologies Aerospace Co., Ltd. [member]
Disclosure of balances between related parties [line items]
Trade and bills payables	59	95
Amounts due from related parties	6	6
Eastern Aviation Advertising Service Co., Ltd. [member]
Disclosure of balances between related parties [line items]
Amounts due from related parties	0	1
CEA Development Co., Ltd. and its subsidiaries [member]
Disclosure of balances between related parties [line items]
Trade and bills payables	81	96
Amounts due from related parties	1	11
Other payables and accruals	15	1
China Eastern Air Holding Company [member]
Disclosure of balances between related parties [line items]
Amounts due from related parties	¥ 10	¥ 228
Short term borrowing average interest rate	2.80%
Long-term borrowings (included in borrowings) CEA Holding	0.00%	3.86%
Short term borrowing due to related parties	¥ 11,000
Long-term borrowings (included in borrowings) CEA Holding	0	¥ 828
CASC [member]
Disclosure of balances between related parties [line items]
Trade and bills payables	0	27
Amounts due from related parties	0	13
Other payables and accruals	0	2
TravelSky [member]
Disclosure of balances between related parties [line items]
Amounts due from related parties	42	49
Shanghai Eastern Airlines Tour [Member]
Disclosure of balances between related parties [line items]
Trade and bills payables	0	1
Others [member]
Disclosure of balances between related parties [line items]
Trade and notes receivables	2	4
Trade and bills payables	6	13
Amounts due from related parties	9	22
Other payables and accruals	5	7
Shanghai Collins Aviation Maintenance Service Co., Ltd. [member]
Disclosure of balances between related parties [line items]
Trade and bills payables	8	9
China Eastern Air Holding Company [member]
Disclosure of balances between related parties [line items]
Trade and bills payables	23	28
Other payables and accruals	68	99
Shanghai Hute Aviation Technology Co., Ltd. [member]
Disclosure of balances between related parties [line items]
Trade and bills payables	0	32
Shanghai Pratt & Whitney Aircraft Engine Maintenance Co., Ltd. [member]
Disclosure of balances between related parties [line items]
Trade and bills payables	280	213
Shanghai Eastern Union Aviation Wheels & Brakes Maintenance Services Overhaul Engineering Co., Ltd. [member]
Disclosure of balances between related parties [line items]
Trade and bills payables	0	14
Travelsky technology limited [member]
Disclosure of balances between related parties [line items]
Trade and bills payables	7	7
Shanghai Eastern Airlines Investment Co., Ltd. [member]
Disclosure of balances between related parties [line items]
Other payables and accruals	61	61
CES International Financial Leasing Corporation Limited [member]
Disclosure of balances between related parties [line items]
Other payables and accruals	63	189
Lease liabilities due to related parties	¥ 46,251	¥ 42,168
Eastern Air Group Finance Co., Ltd. [member]
Disclosure of balances between related parties [line items]
Short term deposits average interest rate	0.23%	0.35%
Short deposits with related parties	¥ 12,269	¥ 5,474
CAE Melbourne [member]
Disclosure of balances between related parties [line items]
Average interest rate of loan to joint venture	8.00%	3.74%
Loan to joint venture CAE Melbourne	¥ 6	¥ 11
Juneyao Air [Member]
Disclosure of balances between related parties [line items]
Trade and notes receivables	5	8
Amounts due from related parties	5	4
Eastern Logistics [member]
Disclosure of balances between related parties [line items]
Trade and notes receivables	497	630
XIESA [Member]
Disclosure of balances between related parties [line items]
Trade and bills payables	0	32
Eastern Air Finance Company [Member]
Disclosure of balances between related parties [line items]
Amounts due from related parties	120	240
Other payables and accruals	¥ 1	¥ 2
Short term borrowing average interest rate	2.80%	2.80%
Short term borrowing due to related parties	¥ 6,000	¥ 4,000
Eastern Investment [Member]
Disclosure of balances between related parties [line items]
Trade and bills payables	¥ 1	¥ 74
Short term borrowing average interest rate	2.80%
Short term borrowing due to related parties	¥ 7,700
Eastern Advertising [Member]
Disclosure of balances between related parties [line items]
Trade and bills payables	¥ 6